Combined Fair Value of Derivatives (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Short-Term Derivative Assets:
Total Short-Term Derivative Assets	$ 29,012	$ 34,260	$ 29,265
Long-Term Derivative Assets:
Total Long-Term Derivative Assets	8,460	9,534	4,904
Total Derivative Assets	37,472	43,794	34,169
Short-Term Derivative Liabilities:
Total Short - Term Derivative Liabilities	(3,758)	(2,486)	(421)
Long-Term Derivative Liabilities:
Total Long-Term Derivative Liabilities	(6,908)	(5,556)	(2,377)
Total Derivative Liabilities	(10,666)	(8,042)	(2,798)
Natural Gas Liquids | Swaps
Short-Term Derivative Assets:
Total Short-Term Derivative Assets	6,579	10,250	6,181
Long-Term Derivative Assets:
Total Long-Term Derivative Assets	185	344
Short-Term Derivative Liabilities:
Total Short - Term Derivative Liabilities	(490)
Long-Term Derivative Liabilities:
Total Long-Term Derivative Liabilities	(400)
Natural Gas
Long-Term Derivative Liabilities:
Total Long-Term Derivative Liabilities	(6,908)	(5,556)	(2,377)
Natural Gas | Collars
Short-Term Derivative Assets:
Total Short-Term Derivative Assets	973	1,728
Natural Gas | Three Way Collars
Short-Term Derivative Assets:
Total Short-Term Derivative Assets	6,326	6,183	5,081
Long-Term Derivative Assets:
Total Long-Term Derivative Assets	4,840	5,108	1,733
Short-Term Derivative Liabilities:
Total Short - Term Derivative Liabilities		(31)
Long-Term Derivative Liabilities:
Total Long-Term Derivative Liabilities		(84)
Natural Gas | Swaps
Short-Term Derivative Assets:
Total Short-Term Derivative Assets	10,576	9,010	4,522
Long-Term Derivative Assets:
Total Long-Term Derivative Assets	1,580	1,593	1,554
Short-Term Derivative Liabilities:
Total Short - Term Derivative Liabilities	(9)	(292)
Natural Gas | Cap Swaps
Short-Term Derivative Assets:
Total Short-Term Derivative Assets	1,638	1,977	3,430
Long-Term Derivative Assets:
Total Long-Term Derivative Assets	1,855	2,294	1,617
Short-Term Derivative Liabilities:
Total Short - Term Derivative Liabilities	(190)
Long-Term Derivative Liabilities:
Total Long-Term Derivative Liabilities	(190)
Natural Gas | Basis Swaps
Short-Term Derivative Assets:
Total Short-Term Derivative Assets		70	2,815
Long-Term Derivative Assets:
Total Long-Term Derivative Assets		195
Short-Term Derivative Liabilities:
Total Short - Term Derivative Liabilities	(2,280)	(1,585)	(193)
Long-Term Derivative Liabilities:
Total Long-Term Derivative Liabilities	(4,993)	(4,186)	(1,281)
Natural Gas | Swaptions
Short-Term Derivative Assets:
Total Short-Term Derivative Assets	792	798
Short-Term Derivative Liabilities:
Total Short - Term Derivative Liabilities	(46)	(202)	(154)
Long-Term Derivative Liabilities:
Total Long-Term Derivative Liabilities	(433)	(297)
Natural Gas | Put Spreads
Short-Term Derivative Assets:
Total Short-Term Derivative Assets	808	1,737
Natural Gas | Calls
Short-Term Derivative Liabilities:
Total Short - Term Derivative Liabilities	(189)		(74)
Long-Term Derivative Liabilities:
Total Long-Term Derivative Liabilities	(892)	(989)	(1,096)
Crude Oil | Collars
Short-Term Derivative Assets:
Total Short-Term Derivative Assets	662	1,078
Crude Oil | Call Protected Swap [Member]
Short-Term Derivative Assets:
Total Short-Term Derivative Assets			1,227
Crude Oil | Deferred Put Spread
Short-Term Derivative Assets:
Total Short-Term Derivative Assets	42	852	1,413
Crude Oil | Three Way Collars
Short-Term Derivative Assets:
Total Short-Term Derivative Assets	616	577	$ 4,596
Short-Term Derivative Liabilities:
Total Short - Term Derivative Liabilities	(276)
Refined Product (Heating Oil) | Swaps
Short-Term Derivative Liabilities:
Total Short - Term Derivative Liabilities	$ (278)	$ (376)